Debt and Capital Lease Obligations - Line of credit (Details) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 13, 2022	Feb. 14, 2022	Apr. 02, 2022	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Jan. 28, 2022
Line of Credit Facility [Line Items]
Repayments of long-term lines of credit		$ 73,000		$ 373,100	$ 266,566
Line of credit facility, extended term	2 years
Base rate
Line of Credit Facility [Line Items]
Applicable interest rate margin						8.50%
Eurodollar rate
Line of Credit Facility [Line Items]
Applicable interest rate margin						7.25%
Revolving credit facility
Line of Credit Facility [Line Items]
Current borrowing capacity				103,500		$ 103,500
Amount available under credit facility		73,000		25,384
Stand by letters of credit outstanding				$ 5,031		$ 3,977
Revolving credit facility | Base rate
Line of Credit Facility [Line Items]
Applicable interest rate margin			6.25%
Revolving credit facility | Eurodollar rate
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 103,500					$ 115,000